Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2 and Level 3 as follows (in thousands):

	As of December 31, 2024
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability - Class 1 and Class 2 warrants	42,782	—	—	42,782
Warrant liability - public warrants	4,141	4,141	—	—
Total liabilities	$46,923	$4,141	$—	$42,782

	As of December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
U.S. Treasury debt securities	$17,398	$17,398	$—	$—
Total assets	$17,398	$17,398	$—	$—

Liabilities:
Warrant liability - public warrants	2,356	2,356	—	—
Total liabilities	$2,356	$2,356	$—	$—

Significant Inputs Used for Fair Value Measurement Of Warrant Liabilities
The inputs used for the fair value measurement of our Class 1 Warrants and Class 2 Warrants liabilities as of December 31, 2024 are summarized as follows:

Expected term (years)	4.68
Continuous risk-free rate	4.27%
Expected volatility	125%